Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Policies and Practices for Granting Certain Equity Awards
Our policies and practices regarding the granting of equity awards are carefully designed to ensure compliance with applicable securities laws and to maintain the integrity of our compensation program. The Compensation Committee is responsible for the timing and terms of equity awards to executives and other eligible employees. The Company regularly reviews its policies and practices related to equity awards to ensure they meet the evolving standards of corporate governance and continue to serve the best interests of the Company and its shareholders.
During fiscal year 2025, all grants to executive officers and non-employee directors took the form of restricted stock awards or performance share grants, and the Company did not grant stock options (or similar awards) to any NEO or any non-employee director.
The Company grants stock options to its employees (other than executive officers) annually after a meeting of the
Compensation Committee, and during an open trading window under the Company’s insider trading policy. The Company does not time nor does it plan to time the release of material, non-public information for the purpose of affecting the value of employee compensation.